DEBT OBLIGATIONS - Line of credit (Details) - USD ($)			12 Months Ended
	Jan. 20, 2017	Mar. 04, 2016	Dec. 29, 2017	Dec. 30, 2016	Jan. 15, 2015	Mar. 24, 2014
Line of Credit
Total debt obligations, excluding capital lease obligations			$ 2,883,000	$ 6,046,000
Genesys
Line of Credit
Interest rate (as a percent)			0.65%	0.65%
Total debt obligations, excluding capital lease obligations			$ 383,000	$ 2,862,000
Genesys | Braun
Line of Credit
Deferred payments		$ 2,300,000
Genesys | Mineo
Line of Credit
Deferred payments		$ 2,300,000
Genesys | Braun and Mineo
Line of Credit
Number of monthly installments		24 months
Amount of each installment		$ 95,834
Interest rate on deferred payment (as a percent)		0.65%
Interest and principal payments			4,200,000
Deferred payments outstanding			400,000
Abacus Notes
Line of Credit
Amount borrowed to finance acquisition					$ 600,000
Interest rate (as a percent)					4.00%
360 Energy Note
Line of Credit
Amount borrowed to finance acquisition					$ 3,000,000
Interest rate (as a percent)					4.00%
Revolving Credit Facility | BMO
Line of Credit
Maximum borrowing capacity	$ 35,000,000
Revolving Credit Facility | Genesys | BMO
Line of Credit
Maximum borrowing capacity						$ 7,500,000
Revolving Credit Facility | Abacus and 360 Energy | BMO
Line of Credit
Amount borrowed to finance acquisition	1,500,000
Revolving line of credit
Line of Credit
Total debt obligations, excluding capital lease obligations			$ 2,500,000
Revolving line of credit | BMO
Line of Credit
Repurchase of common stock	8,000,000
Standby letter of credit sub-facility | BMO
Line of Credit
Maximum borrowing capacity	10,000,000
Credit Agreement | BMO
Line of Credit
The aggregate amount under the revolving line of credit	25,000,000
The aggregate amount under the revolving line of credit for a total facility	60,000,000
Total consideration for all permitted acquisitions	20,000,000
Total consideration for individual permitted acquisitions	$ 10,000,000
Percentage of increased interest rate in case of default	2.00%
Credit Agreement | Maximum | BMO
Line of Credit
Fee on unused commitments (as a percent)	0.35%
Commitment fee (as a percent)	1.50%
Credit Agreement | Minimum | BMO
Line of Credit
Fee on unused commitments (as a percent)	0.20%
Commitment fee (as a percent)	0.94%
Unrestricted cash or undrawn availability under the revolving line of credit	$ 5,000,000
Credit Agreement | Federal Funds Effective Swap Rate [Member] | Base rate | BMO
Line of Credit
Spread on floating interest rate (as a percent)			0.50%
Credit Agreement | Base rate | LIBOR | BMO
Line of Credit
Spread on floating interest rate (as a percent)			1.00%
Credit Agreement | Base rate | LIBOR | Maximum | BMO
Line of Credit
Spread on floating interest rate (as a percent)			2.00%
Credit Agreement | Base rate | LIBOR | Minimum | BMO
Line of Credit
Spread on floating interest rate (as a percent)			1.25%
Credit Agreement | LIBOR | Base rate | Maximum | BMO
Line of Credit
Spread on floating interest rate (as a percent)			1.00%
Credit Agreement | LIBOR | Base rate | Minimum | BMO
Line of Credit
Spread on floating interest rate (as a percent)			0.25%
Term Note
Line of Credit
Total debt obligations, excluding capital lease obligations				$ 1,500,000
Term Note | Maximum | BMO
Line of Credit
Spread on floating interest rate (as a percent)			2.75%
Term Note | Minimum | BMO
Line of Credit
Spread on floating interest rate (as a percent)			2.25%
Term Note | Genesys | BMO
Line of Credit
Maximum borrowing capacity						$ 3,000,000
Term Note | Abacus and 360 Energy | BMO
Line of Credit
Amount borrowed to finance acquisition	$ 1,500,000		$ 2,000,000		$ 2,000,000
Notes payable for insurance
Line of Credit
Interest rate (as a percent)			2.773%	2.773%
Total debt obligations, excluding capital lease obligations			$ 0	$ 599,000